Share-based compensation	12 Months Ended
Dec. 31, 2018
Share-based compensation
Share-based compensation

14. Share-based compensation

Employee Share Holding Platform

In June 2016, the Group established an employee share holding platform (the "Share Holding Platform"). The purpose of the Share Holding Platform is to allow employees of the Group in the PRC to receive equity share incentives. ZTO ES Holding Limited ("ZTO ES"), a British Virgin Islands company was established as a holding vehicle for the Group's Share Holding Platform. Four limited liability partnerships ("LLPs") were established in the PRC as the shareholders of ZTO ES, each holding 25% equity interest in ZTO ES. At the time of establishment of these LLPs, Mr. Lai Meisong, chairman and chief executive officer of the Group, and his wife, Ms. Lai Yufeng agreed to serve as the general partner and sole limited partner of each of the four LLPs, respectively. ZTO ES and the LLPs have no activities other than administering the plan and does not have employees. On behalf of the Group and subject to approval of board of director of the Company, Mr. Lai Meisong as the general partner of the LLPs, has the authority to select the eligible participants to whom awards will be granted; and determine the number of shares covered; establish the terms, conditions and provision of such awards.

On June 28, 2016, the Company issued 16 million ordinary shares to ZTO ES. At the time of issuance, all shareholder rights associated with these 16 million ordinary shares including but not limited to voting right and dividend right were waived initially until such time when the economic interests in the ordinary shares are granted to the employees, through transfer of interests in the LLPs. Pursuant to the terms of the partnership agreement, a recipient of limited partnership interests is entitled to indirectly all of the economic rights associated with the underlying ordinary shares of the Company and accordingly, at the direction of the employee, the LLPs will sell the Company's ordinary shares held in connection with the limited partnership interest owned by the employee, and remit the proceeds to the employee. The other shareholder's rights associated with the Company's ordinary shares held by the partnership may be exercised by the general partner of these LLPs. The Group referred to these limited partner's partnership interests as Ordinary Share Units and five Ordinary Share Units correspond to the indirect economic interest in one ordinary share of the Company.

Pursuant to a board of director resolution, on June 28, 2016, the following awards were approved to be granted to certain of Group's employees:

•

584,000 outstanding redeemable and contingently convertible share units were converted to 17,520,000 Ordinary Share Units, which correspond to 3,504,000 Company's ordinary shares. This conversion is calculated based on the original conversion ratio of one redeemable and contingently convertible share units to six ordinary shares. Upon conversion to the Ordinary Share Units, the cash redemption right and contingent conversion right were terminated.

•

5,270,820 Ordinary Share Units corresponding to 1,054,164 Company's ordinary shares were transferred to certain employees to award them for past performance. Of these awards, 1,540,500 Ordinary Share Units were granted to one employee with a cash subscription payment of RMB10,000, and the remaining 3,730,320 Ordinary Share Units were granted to employees for no cash subscription.

•	These Ordinary Share Units awards have no vesting conditions and can be transferred in accordance with the applicable limited liability partnership agreement.

The conversion of 584,000 redeemable and contingently convertible share units to Ordinary Share Units was accounted for as a modification in accordance with ASC 718, Compensation-Stock Compensation. As a result of the modification, the cash redemption clause and contingent conversion upon IPO clause were terminated. As the Group is not obligated to settle the Ordinary Share Units in cash, this modification changed the award's classification from liability to equity. The fair value of the modified awards on the date of the modification was RMB236,181. Compensation cost of RMB60,981 representing the difference between the fair value of the modified awards on the date of modification and the fair value of the redeemable and contingently convertible share units as of December 31, 2015 was recorded as shared-based compensation expenses and included in selling, general and administrative expenses in the consolidated statement of comprehensive income for the year ended December 31, 2016. As these Ordinary Share Units have no vesting condition, the total fair value of the modified award of RMB236,179 has been recorded as a credit to the additional paid in capital at the date of modification.

The Group accounted 5,270,820 Ordinary Share Units (equivalent to 1,054,164 ordinary shares) as equity awards and measured them at fair value at the date of the grant in accordance with ASC 718. As these awards vested immediately at the date of grant, the Group recorded share-based compensation of RMB61,019 at the date of the grant based on a determined per share fair value of ordinary shares at RMB67.37 in the consolidated statement of comprehensive income for the year ended December 31, 2016.

Pursuant to a board of director resolution, on March 28, 2017, 3,945,750 Ordinary Share Units corresponding to 789,150 Company's ordinary shares were granted to certain employees to award them for past performance at the consideration of nil. These awards are subject to vesting ratably over a period of three years. As of December 31, 2018, there was RMB23,303 of total unrecognized compensation expense related to unvested Ordinary Share Units. That cost is expected to be recognized over a weighted average period of 1.17 years. The Group recorded the share-based compensation of RMB23,303 and RMB23,303 based on the market price of ordinary shares at USD12.88 on the grant date in the consolidated statement of comprehensive income for the year ended December 31, 2017 and 2018, respectively.

On March 7, 2018, the Group granted economic rights associated with 906,949 Class A ordinary shares through its employee share holding platform to certain executive officers and employees at nil subscription consideration. These share awards vested immediately upon grant. The Group recorded the share-based compensation of RMB97,424 based on the market price at USD16.99 of ordinary shares on the grant date in the consolidated statement of comprehensive income for the year ended December 31, 2018.

A summary of changes in the ordinary share awards relating to the Share Holding Platform granted by the Group during the year ended December 31, 2018 is as follows:

	Number of
	ordinary shares	Weighted average
	under	grant-date
	Incentive Platform	fair value

Non-Vested at January 1, 2018	789,150	88.59
Granted	906,949	107.42
Vested	1,159,581	103.32
Non-Vested at December 31, 2018	536,518	88.59

Prior to the consummation of the IPO in October 2016, the fair value of Ordinary Share Units was based on the fair value of the underlying ordinary shares which was determined by using option-pricing method to allocate enterprise value to preferred and ordinary shares on a fully diluted basis. The method treats ordinary shares and preferred shares as call options on the enterprise’s value, with exercise prices on the liquidation preference of the preferred shares. Upon the completion of the IPO, the fair value of Ordinary Share Units was based on the fair value of the underlying ordinary shares which was determined by the market price of ordinary shares on the grant date.

2016 Share Incentive Plan

On June 20, 2016, the Board also approved a 2016 share incentive plan (the "2016 Share Incentive Plan") in order to provide appropriate incentives to the relevant directors, executive officers and other employees of the Company and its affiliates, pursuant to which the maximum number of shares of the Company available for issuance pursuant to all awards under the 2016 Share Incentive Plan shall be 3,000,000 ordinary shares. On the same date, the Company granted options to purchase 300,000 ordinary shares to certain executive of the Company at an exercise price of US$9.97 per share under the 2016 Share Incentive Plan. The options expire in 10 years from the date of grant and vest ratably at each grant date anniversary over a requisite service period of five years.

In September, 2016, the Board approved 2016 Share Incentive Plan (as amended and restated), the maximum aggregate number of shares which may be issued pursuant to all awards under the 2016 Plan is initially 3,000,000, plus an annual increase on the first day of each of the Company’s fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017, by an amount equal to the least of (i) 0.5% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year; (ii) 3,000,000 shares or (iii) such number of shares as may be determined by our board of directors.

The Group uses a binominal pricing model to estimate the fair value of the above options granted under the 2016 Share Incentive Plan. The fair value per option was estimated at the date of grant using the following weighted-average assumptions:

June 20, 2016
Risk-free interest rate	2.54%
Contract life	9.7
Expected volatility range	31.25%
Expected dividend yield	3.14%
Exercise multiple	2.8x
Fair value of underlying ordinary shares on the date of option grants (RMB)	67.37

The Group estimated the risk free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD and adjusted for country risk premium of PRC at the option valuation date. The expected volatility at the date of grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to contract life. The Group estimated dividend yield based on the average dividend yield of comparable peer companies.

In April 2018, the Company granted 125,000 options with exercise price of nil to certain executive. The options vested immediately and was fully exercised as of December 31, 2018. The Company has recorded share based compensation expense in selling, general and administrative expenses based on grant date fair value of options, totalled at RMB13,148, in the consolidated statement of comprehensive income for the year ended December 31, 2018.

In May 2018, the Group cancelled 300,000 share options granted in June 2016. Total unrecognized share-based compensation expense of RMB3,261 was recorded as share based compensation expense and included in selling, general and administrative expenses in the consolidated statement of comprehensive income for the year ended December 31, 2018.

A summary of changes in the share options relating to ordinary shares granted by the Company during the year ended December 31, 2018 is as follows:

			Weighted
		Weighted	average		Aggregate
	Number of	average	remaining		Intrinsic
	share options	exercise price	contractual life		Value of option
Outstanding at January 1, 2018	300,000	66.26	8.17	years	11,477
Granted	125,000	105.25	0	year	13,148
Exercised	125,000	105.25	0	year	13,148
Cancelled	300,000	66.26	0	year	11,477
Outstanding at December 31, 2018	—	—

Restricted share units

On March 28, 2017, the Group granted 679,645 restricted share units (“RSU”) at par value to certain director, executive offices and employees pursuit to the 2016 Share Incentive Plan. These grants are subject to vesting ratably over a period of three years from the grant date. As of December 31, 2018, there was RMB22,596 of total unrecognized compensation expense related to unvested restricted share units. That cost is expected to be recognized over a weighted-average period of 1.17 years. The Group recorded the share-based compensation of RMB16,419 and RMB21,192 based on the market price of ordinary shares at USD12.88 on the grant date in the consolidated statement of comprehensive income for the year ended December 31, 2017 and 2018, respectively.

On March 7, 2018, the Group granted 852,390 restricted share units (“RSU”) at par value to certain director, executive offices and employees pursuit to the 2016 Share Incentive Plan. These grants are vested immediately upon grant.  The Group recorded the share-based compensation of RMB91,150 based on the market price of ordinary shares at USD16.99 on the grant date in the consolidated statement of comprehensive income for the year ended December 31, 2018.